Financial risk management, objectives and policies, ABN AMRO Revolving Credit Facility (Details) - ABN AMRO Revolving Credit Facility [Member] - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2019	Dec. 31, 2021	Apr. 30, 2018	Nov. 30, 2016
Credit Facility [Abstract]
Term			5 years
Maximum borrowing capacity				$ 57.3	$ 50.0
Frequency of periodic repayment			quarterly
Reduction amount in credit facility	$ 1.8	$ 1.3